Unsecured senior notes- General (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2014 USD ($)
Unsecured senior notes
Unsecured senior notes
Carrying value			¥ 91,517		¥ 85,372
Unamortized discount and debt issuance costs			589		624
Total principal amounts of unsecured senior notes			92,106		85,996
Less: current portion of principal amounts of unsecured senior notes			(15,127)
Non-current portion of principal amounts of unsecured senior notes			76,979		¥ 85,996
Discount when issued		$ 47	297
Debt issuance costs as a direct deduction from the principal amount		82	¥ 517
2014 Senior Notes
Unsecured senior notes
Principal amount | $							$ 8,000
Repayment amount | $	$ 1,300
2017 Senior Notes
Unsecured senior notes
Principal amount | $						$ 7,000
US$2,250 million 2.500% notes due 2019 | Unsecured senior notes
Unsecured senior notes
Principal amount | $		$ 2,250		$ 2,250
Fixed interest rate		2.50%	2.50%	2.50%	2.50%
Carrying value			¥ 15,110		¥ 14,083
Effective interest rate		2.67%	2.67%	2.67%	2.67%
US$1,500 million 3.125% notes due 2021 | Unsecured senior notes
Unsecured senior notes
Principal amount | $		$ 1,500		$ 1,500
Fixed interest rate		3.125%	3.125%	3.125%	3.125%
Carrying value			¥ 10,044		¥ 9,365
Effective interest rate		3.26%	3.26%	3.26%	3.26%
US$700 million 2.800% notes due 2023 | Unsecured senior notes
Unsecured senior notes
Principal amount | $		$ 700		$ 700
Fixed interest rate		2.80%	2.80%	2.80%	2.80%
Carrying value			¥ 4,687		¥ 4,372
Effective interest rate		2.90%	2.90%	2.90%	2.90%
US$2,250 million 3.600% notes due 2024 | Unsecured senior notes
Unsecured senior notes
Principal amount | $		$ 2,250		$ 2,250
Fixed interest rate		3.60%	3.60%	3.60%	3.60%
Carrying value			¥ 15,061		¥ 14,050
Effective interest rate		3.68%	3.68%	3.68%	3.68%
US$2,550 million 3.400% notes due 2027 | Unsecured senior notes
Unsecured senior notes
Principal amount | $		$ 2,550		$ 2,550
Fixed interest rate		3.40%	3.40%	3.40%	3.40%
Carrying value			¥ 16,989		¥ 15,848
Effective interest rate		3.52%	3.52%	3.52%	3.52%
US$700 million 4.500% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount | $		$ 700		$ 700
Fixed interest rate		4.50%	4.50%	4.50%	4.50%
Carrying value			¥ 4,650		¥ 4,339
Effective interest rate		4.60%	4.60%	4.60%	4.60%
US$1,000 million 4.000% notes due 2037 | Unsecured senior notes
Unsecured senior notes
Principal amount | $		$ 1,000		$ 1,000
Fixed interest rate		4.00%	4.00%	4.00%	4.00%
Carrying value			¥ 6,663		¥ 6,219
Effective interest rate		4.06%	4.06%	4.06%	4.06%
US$1,750 million 4.200% notes due 2047 | Unsecured senior notes
Unsecured senior notes
Principal amount | $		$ 1,750		$ 1,750
Fixed interest rate		4.20%	4.20%	4.20%	4.20%
Carrying value			¥ 11,655		¥ 10,880
Effective interest rate		4.25%	4.25%	4.25%	4.25%
US$1,000 million 4.400% notes due 2057 | Unsecured senior notes
Unsecured senior notes
Principal amount | $		$ 1,000		$ 1,000
Fixed interest rate		4.40%	4.40%	4.40%	4.40%
Carrying value			¥ 6,658		¥ 6,216
Effective interest rate		4.44%	4.44%	4.44%	4.44%